Supplement to the currently effective STATEMENT OF ADDITIONAL INFORMATION

DWS High Income Fund

DWS Global High Income Fund

DWS Short Duration Fund

Nick Soroka and Kirk Maurer have been added as portfolio managers of DWS High Income Fund and DWS Global High Income Fund and, together with Gary Russell, Thomas R. Bouchard and Sarah Rowin, are responsible for the day-to-day management of each fund.

Sarah Rowin has been added as a portfolio manager of the DWS Short Duration Fund and, together with Jeff Morton and Thomas S. Sweeney, is responsible for the day-to-day management of the fund.

The following information replaces the existing tables for DWS High Income Fund, DWS Global High Income Fund and DWS Short Duration Fund in “Part I: Appendix I-D – Portfolio Management” of the fund’s Statement of Additional Information.

The information for Gary Russell, Thomas R. Bouchard and Sarah Rowin for DWS High Income Fund is provided as of September 30, 2022, and the information for Gary Russell, Thomas R. Bouchard and Sarah Rowin for DWS Global High Income Fund is provided as of October 31, 2022. The information for Nick Soroka and Kirk Maurer for DWS High Income Fund and DWS Global High Income Fund is provided as of June 30, 2023. The information for Jeff Morton and Thomas S Sweeney for DWS Short Duration is provided as of September 30, 2022, and the information for Sarah Rowin is provided as of June 30, 2023.

DWS High Income Fund

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All DWS Fund Shares Owned
Gary Russell	$100,001 – $500,000	Over $1,000,000
Thomas R. Bouchard	$1 - $10,000	$10,001 - $50,000
Sarah Rowin	$0	$0
Nick Soroka	$0	$0
Kirk Maurer	$0	$0

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DWS Global High Income Fund

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All DWS Fund Shares Owned
Gary Russell	$50,001 – $100,000	Over $1,000,000
Thomas R. Bouchard	$1 - $10,000	$10,001 - $50,000
Sarah Rowin	$0	$0
Nick Soroka	$0	$0
Kirk Maurer	$0	$0

DWS Short Duration Fund

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All DWS Fund Shares Owned
Jeff Morton	$10,001 - $50,000	$10,001 - $50,000
Thomas J. Sweeney	$10,001 - $50,000	$50,001 - $100,000
Sarah Rowin	$0	$0

Conflicts of Interest

DWS High Income Fund

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment |Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Gary Russell	3	$543,694,565	0	$0
Thomas R. Bouchard	3	$543,694,565	0	$0
Sarah Rowin	0	$0	0	$0
Nick Soroka	0	$0	0	$0
Kirk Maurer	0	$0	0	$0

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DWS Global High Income Fund

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Gary Russell	3	$765,110,957	0	$0
Thomas R. Bouchard	3	$765,110,957	0	$0
Sarah Rowin	0	$0	0	$0
Nick Soroka	0	$0	0	$0
Kirk Maurer	0	$0	0	$0

DWS Short Duration Fund

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Jeff Morton	1	$1,848,860,977	0	$0
Thomas J. Sweeney	0	$0	0	$0
Sarah Rowin	4	$1,047,596,470	0	$0

DWS High Income Fund

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
Gary Russell	0	$0	0	$0
Thomas R. Bouchard	0	$0	0	$0
Sarah Rowin	0	$0	0	$0
Nick Soroka	0	$0	0	$0
Kirk Maurer	0	$0	0	$0

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DWS Global High Income Fund

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
Gary Russell	1	$95,665,384	0	$0
Thomas R. Bouchard	0	$0	0	$0
Sarah Rowin	0	$0	0	$0
Nick Soroka	0	$0	0	$0
Kirk Maurer	0	$0	0	$0

DWS Short Duration Fund

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
Jeff Morton	0	$0	0	$0
Thomas J. Sweeney	0	$0	0	$0
Sarah Rowin	0	$0	0	$0

DWS High Income Fund

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Gary Russell	10	$750,603,037	0	$0
Thomas R. Bouchard	7	$434,867,108	0	$0
Sarah Rowin	0	$0	0	$0
Nick Soroka	0	$0	0	$0
Kirk Maurer	0	$0	0	$0

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DWS Global High Income Fund

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Gary Russell	10	$678,377,294	0	$0
Thomas R. Bouchard	7	$421,094,133	0	$0
Sarah Rowin	0	$0	0	$0
Nick Soroka	0	$0	0	$0
Kirk Maurer	0	$0	0	$0

DWS Short Duration Fund

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Jeff Morton	7	$5,225,035,771	0	$0
Thomas J. Sweeney	28	$3,768,917,850	0	$0
Sarah Rowin	0	$0	0	$0

Please Retain This Supplement for Future Reference

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